Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in profit or loss for the period	$ (33,035,731)	$ (698,235,380)	$ (280,020,263)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(217,658)
Impairment loss recognised (reversed) in profit or loss, investment property	(136,877)	(646,597)	742,389
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	32,898,854	697,806,441	280,762,652
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(18,765,175)	(15,167,707)	(10,047,000)
Impairment (loss) reversal recognized in profit or loss	(32,898,854)	(697,806,441)	(280,762,652)
Generation [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment losses recognized in profit or loss for the period	(33,035,731)	(698,235,380)	(280,020,263)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(217,658)
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	33,035,731	698,453,038	280,020,263
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(691,132)	(1,305,341)	(1,338,599)
Distribution and Transmission [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	(17,419,025)	(12,998,719)	(8,153,419)
Other [Member]
Disclosure Of Depreciation Amortization And Impairment Losses [Line Items]
Impairment loss recognised (reversed) in profit or loss, investment property	(136,877)	(646,597)	742,389
Total Reversal of impairment losses (impairment losses) recognized in profit or loss	(136,877)	(646,597)	742,389
Impairment gain and reversals from impairment losses in accordance with IFRS 9 (see note 8.d)	$ (655,018)	$ (863,647)	$ (554,982)